SUBSEQUENT EVENTS (Details Narrative 1) - USD ($)												1 Months Ended			3 Months Ended
	May 27, 2020	May 07, 2020	Apr. 16, 2020	Mar. 06, 2020	Mar. 04, 2020	Feb. 28, 2020	Feb. 27, 2020	Jan. 31, 2020	Jan. 02, 2020	Sep. 19, 2019	Nov. 30, 2018	May 31, 2020	Apr. 30, 2020	Feb. 29, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Exercise price (in dollars per share)																		$ 0.15
Net proceeds from debt										$ 540,000
Principal value																$ 600,000
Common stock, issued															112,920,804	111,893,779	102,553,706
Debt instrument convertible excess of principal						$ 5,000
Number of option granted											600,000
Common stock, par value (in dollars per share)															$ 0.001	$ 0.001	$ 0.001
Mr. Margaret Gezerlis [Member]
Officer salary									$ 4,000
Convertible Debt [Member]
Net proceeds from debt				$ 750,000
Principal value				600,000
Purchased of convertible debt															$ 649,552
Debt instrument convertible excess of principal															34,412
Convertible Debt [Member] | Warrant [Member]
Convertible debt															$ 1,063,239
Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services							24,900,000
Warrant term							3 years
Exercise price (in dollars per share)							$ 0.15
Convertible debt				330,000
Convertible Debt [Member]
Convertible debt				1,992,000
Purchased of convertible debt						80,000
Restricted Stock Units (RSUs) [Member]
Common stock, issued															960,359
Subsequent Event [Member]
Number of shares issued for services	550,000											970,043
Exercise price (in dollars per share)	$ 0.1059
Debt instrument convertible excess of principal						5,000
Subsequent Event [Member] | Chief Executive Officer (Patrick White) [Member]
Number of shares issued for services			7,000,000
Warrant term			3 years
Expiration period of options			3 years
Number of option granted			7,000,000
Option expiry date			Aug. 15, 2025
Percentage of gross proceeds			8.00%
Subsequent Event [Member] | Mr. Norman Gardner [Member]
Expiration period of options			3 years
Number of option granted			4,500,000
Option expiry date			Jun. 29, 2025
Subsequent Event [Member] | Mr. Margaret Gezerlis [Member]
Increase in salary			$ 4,000
Officer salary			$ 11,000
Sales commission		5.00%
Subsequent Event [Member] | Director [Member]
Number of shares issued for services			150,000
Exercise price (in dollars per share)			$ 0.0805
Option expiry date			Apr. 16, 2025
Subsequent Event [Member] | Mr. Gardner [Member]
Number of shares issued for services			4,500,000
Option expiry date			Jun. 29, 2025
Subsequent Event [Member] | Convertible Debt [Member]
Net proceeds from debt					$ 750,000
Principal value					600,000
Redemption fee					150,000
Common stock, par value (in dollars per share)								$ 0.001
Percentage of gross proceeds												8.00%
Subsequent Event [Member] | Convertible Debt [Member] | Warrant [Member]
Warrant term								3 years
Exercise price (in dollars per share)								$ 0.15
Subsequent Event [Member] | Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services							24,900,000
Warrant term							3 years
Exercise price (in dollars per share)							$ 0.15
Number of warrants issued							4,125,000
Convertible debt				330,000
Subsequent Event [Member] | Convertible Debt [Member]
Proceeds from secured debt					$ 1,747,203
Convertible debt				$ 1,992,000
Purchased of convertible debt						$ 80,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Number of shares issued for services								33,333						33,333
Common stock, issued														50,760,359
Subsequent Event [Member] | Restricted Common Stock [Member] | Non Exclusive Financial Advisor [Member]
Description of subject success fee								The Company is subject to a success fee as follows: • 10% of the amount for any equity or hybrid equity capital raised up to $1,000,000 • 8% of the amount for any equity or hybrid equity capital raised up to $5,000,000 • 6% of the amount for any equity or hybrid equity capital raised over $5,000,000
Subsequent Event [Member] | Restricted Common Stock [Member] | Chief Executive Officer (Patrick White) [Member]
Warrant term			1 year
Restricted stock awards issued			1,875,000
Deferred salary			$ 150,000
Common stock, par value (in dollars per share)			$ 0.001
Subsequent Event [Member] | Restricted Common Stock [Member] | Investor Relation Services [Member]
Restricted stock awards issued												33,333	33,333
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer (Patrick White) [Member]
Number of option granted			1,875,000
Deferred salary			$ 150,000
Vesting period			1 year
Subsequent Event [Member] | Non-Qualified Stock Options [Member] | Director [Member]
Number of shares issued for services			150,000
Exercise price (in dollars per share)			$ 0.0805
Option expiry date			Apr. 16, 2025
Subsequent Event [Member] | Non-Qualified Stock Options [Member] | Two Director [Member]
Number of shares issued for services	400,000
Exercise price (in dollars per share)	$ 0.1059